UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pershing Square Capital Management, L.P.
Address: 888 Seventh Avenue, 29th floor

         New York, New York  10019

13F File Number:  28-11694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William A Ackman
Title: Managing Member of PS Management GP, LLC, the General Partner of the Institutional Investment Manager Filing this report
Phone:     212-813-3700

Signature, Place, and Date of Signing:

     William A Ackman     New York, NY/USA     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $1,352,788 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-11695                      Pershing Square GP, LLC
2    28-11926                      Pershing Square Holdings GP, LLC
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMBAC FINL GROUP INC           COM              023139108      732   585500 SH  PUT  SOLE                   585500        0        0
AMBAC FINL GROUP INC           COM              023139108      518   414500 SH  PUT  SHARED  1                   0   414500        0
BARNES & NOBLE INC             COM              067774109   125567  3644900 SH       SOLE                  3644900        0        0
BARNES & NOBLE INC             COM              067774109    99752  2895551 SH       SHARED  1                   0  2895551        0
BORDERS GROUP INC              COM              099709107    56027  5260788 SH       SOLE                  5260788        0        0
BORDERS GROUP INC              COM              099709107    56840  5337092 SH       SHARED  1                   0  5337092        0
CADBURY SCHWEPPES PLC          ADR              127209302      973    19718 SH       SOLE                    19718        0        0
CADBURY SCHWEPPES PLC          ADR              127209302      773    15665 SH       SHARED  1                   0    15665        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2224   106958 SH       SHARED  1                   0   106958        0
GREENLIGHT CAPITAL RE LTD      CLASS A          G4095J109     2974   143042 SH       SOLE                   143042        0        0
MBIA INC                       COM              55262C100      226   289200 SH  PUT  SHARED  1                   0   289200        0
MBIA INC                       COM              55262C100      319   408500 SH  PUT  SOLE                   408500        0        0
SEARS HLDGS CORP               COM              812350106   364294  3569763 SH       SOLE                  3569763        0        0
SEARS HLDGS CORP               COM              812350106   263313  2580237 SH       SHARED  1                   0  2580237        0
TARGET CORP                    COM              87612E106    47520   950390 SH       SOLE                   950390        0        0
TARGET CORP                    COM              87612E106   330594  6611870 SH       SHARED  2                   0  6611870        0
TARGET CORP                    COM              87612E106      142    12000 SH  CALL SHARED  2                   0    12000        0